Share-based payments - Narrative (Details) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£) shares £ / shares	Dec. 31, 2020 GBP (£) shares £ / shares	Dec. 31, 2019 GBP (£)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total liability arising from cash-settled share-based payments transactions	£ 5	£ 2
Employee share schemes and hedging thereof	295	346	£ 579
Retained earnings
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee share schemes and hedging thereof	£ 235	£ 303	£ 478
Sharesave
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options exercisable | shares	8,821,715
Number of options excercisable, Weighted average exercise price | £ / shares	£ 1.23	£ 1.66
Share value plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life	1 year	1 year
Number of options exercisable | shares	0	0
Employee benefit and other trusts
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of Barclays shares held | shares	12,900,000	17,100,000
Number of options excercisable, Weighted average exercise price | £ / shares	£ 1.87	£ 1.27
Total market value of the shares held in trust	£ 24	£ 22
Certain share-based payment schemes | Retained earnings | Forward contract | At cost
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee share schemes and hedging thereof	£ 416
Bottom of range | Sharesave
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life	3 years
Expected volatility, share options granted	30.97%
Risk free interest rate, share options granted	1.20%
Top of range | Sharesave
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life	5 years
Expected volatility, share options granted	29.76%
Risk free interest rate, share options granted	1.18%